Additional Information-Condensed Financial Statements (Condensed Financial Information of Parent Company, Statements of Comprehensive Income) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Operating expenses:
General and administrative expenses	[1]	¥ (183,989)	$ (28,403)	¥ (137,818)	¥ (97,849)
Total operating expenses	[1]	(700,836)	(108,191)	(618,591)	(479,931)
Loss from operations		78,974	12,192	237,637	248,189
Other income/(expense), net:
Interest income, net		27,906	4,308	46,535	32,775
Foreign currency exchange gain/(loss)		(1,054)	(163)	(6,059)	19,687
Gain on disposal of an equity investment and acquisition of available-for-sale investments		4,643	717	0	0
Others, net		29,294	4,522	21,261	14,960
Income before tax		97,902	15,114	310,496	315,611
Net income		72,385	11,175	262,119	278,023
Comprehensive income		111,067	17,147	306,905	254,844
Parent Company [Member]
Operating expenses:
General and administrative expenses		(10,783)	(1,665)	(9,131)	(7,939)
Total operating expenses		(10,783)	(1,665)	(9,131)	(7,939)
Loss from operations		(10,783)	(1,665)	(9,131)	(7,939)
Other income/(expense), net:
Interest income, net		4,625	714	19,187	23,185
Foreign currency exchange gain/(loss)		(4,948)	(764)	(6,792)	23,927
Gain on disposal of an equity investment and acquisition of available-for-sale investments		4,643	717	0	0
Others, net		6,242	964	1,359	1,368
Share of profit of subsidiaries and VIEs		73,805	11,394	258,468	239,013
Income before tax		73,584	11,360	263,091	279,554
Net income		73,584	11,360	263,091	279,554
Other comprehensive (loss)/income		38,682	5,972	44,786	(23,179)
Comprehensive income		¥ 112,266	$ 17,332	¥ 307,877	¥ 256,375

[1]	Revenues, cost of revenues and operating expenses include transactions with related parties as follows (Note 23): Net advertising revenues 45,127 55,565 71,048 10,969 Paid service revenues 413,407 291,610 276,712 42,717 Cost of revenues (76,491) (45,917) (49,363) (7,620) Sales and marketing expenses (1,040) (1,246) (1,788) (276) General and administrative expenses (404) (354) (1,812) (280)